                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
             (PORTION RELATING TO THE POLARIS(II) VARIABLE ANNUITY)

                         ------------------------------

                    SUPPLEMENT TO THE POLARIS(II) PROSPECTUS
                    (FEATURING THE PRINCIPAL REWARDS PROGRAM)
                             DATED OCTOBER 15, 2001

The portion of the prospectus relating to the Principal Rewards feature located on pages 11-12 is supplemented with the following:

CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date applicable to all Purchase Payments received after April 15, 2002, are as follows:

                            UPFRONT PAYMENT         DEFERRED PAYMENT       DEFERRED PAYMENT
ENHANCEMENT LEVEL           ENHANCEMENT RATE        ENHANCEMENT RATE       ENHANCEMENT DATE
-----------------           ----------------        ----------------     --------------------
Under $40,000                       2%                      0%                   N/A

$40,000 - $99,999                   4%                      0%                   N/A

                                                                         Nine years from the
$100,000 - $499,999                 4%                      1%           date we receive each
                                                                         Purchase Payment.

                                                                         Nine years from the
$500,000 -- more                    5%                      1%           date we receive each
                                                                         Purchase Payment.

The applicable Payment Enhancement rate is that which is in effect, when we receive each purchase payment under your contract. Future Upfront Enhancement Rates may change at any time, but will never be less than 2%. Deferred Payment Enhancement Rates may increase, decrease or stay the same; there is no minimum Deferred Payment Enhancement Rate. The Date on which you may receive any applicable future Deferred Payment Enhancement may change; it may be less than nine years or greater than nine years.

Date: April 15, 2002

                Please keep this Supplement with your Prospectus.


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